LEGAL CLAIMS AND OTHER MATTERS (Details) - ARS ($) $ in Thousands		12 Months Ended		24 Months Ended
	Oct. 09, 2008	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2011	Mar. 31, 2017	May 24, 2013
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
Provision amount on turnover tax		$ 764,300	$ 701,300
Validity period of precautionary measure		6 months
Extended Validity Period of Precautionary Measure		6 months
Remaining term of validity period of precautionary measure		2 months 9 days
Increase in tariff percentage	20.00%
Receivables from income taxes and value added tax						$ 102,500
Account receivables booked, recovery action		$ 0	0
Claim amount for the omission as agent of withholding and collection of turnover tax				$ 4,900
Canceled partial debt claim amount					$ 2,900
Provision amount on turnover tax withholding		0	0
Provision amount on environmental matters		22,000
Provision for other matters		$ 74,400	$ 100,800